FAIR VALUE DISCLOSURES, Significant Assumptions (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Securities available for sale		$ 1,072,159	$ 518,400
Loans held for sale, carried at fair value		92,434	69,800	$ 44,753
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Securities available for sale		1,072,159	518,400
Derivatives		16,782	5,464
Liabilities [Abstract]
Derivatives		11,754	4,402
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Recurring Basis [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		92,434	69,800
Capitalized mortgage loan servicing rights		16,904	19,171
Derivatives	[1]	16,782	5,464
Liabilities [Abstract]
Derivatives	[2]	11,754	4,402
Recurring Basis [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		10,748	14,661
Recurring Basis [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		344,582	227,762
Recurring Basis [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		7,195	10,756
Recurring Basis [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		42,829	39,693
Recurring Basis [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		254,181	93,886
Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		324,293	96,102
Recurring Basis [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		86,017	33,195
Recurring Basis [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,798	1,843
Recurring Basis [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		516	502
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		92,434	69,800
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	16,782	5,464
Liabilities [Abstract]
Derivatives	[2]	11,754	4,402
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		10,748	14,661
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		344,582	227,762
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		7,195	10,756
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		42,829	39,693
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		254,181	93,886
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		324,293	96,102
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		86,017	33,195
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,798	1,843
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		516	502
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		16,904	19,171
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	1,468	655
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	6,586	316
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	987
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	321	470
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	155	281
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	324	294
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	61	245
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	4	67
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	31	2
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	124	121
Nonrecurring Basis [Member] | Other Real Estate [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	102
Nonrecurring Basis [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		31
Nonrecurring Basis [Member] | Other Real Estate [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		28
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	1,468	655
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	6,586	316
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	987
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	321	470
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	155	281
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	324	294
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	61	245
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	4	67
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	31	2
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	124	121
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	$ 102
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]		31
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]		$ 28

[1]	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
[2]	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
[3]	Only includes impaired loans with specific loss allocations based on collateral value.
[4]	Only includes other real estate with subsequent write downs to fair value.